Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Buildings	$4,702,714	$4,770,665
Machinery and equipment	9,439,854	8,398,347
Transportation vehicles	1,100,660	1,116,564
Office equipment	636,766	636,193
Construction in progress (“CIP”)	9,096,839	2,917,883
Total property plant and equipment, at cost	24,976,833	17,839,652
Less: accumulated depreciation	(9,658,083)	(9,792,037)
Property, plant and equipment, net	$15,318,750	$8,047,615

Reclassification

As of September 30, 2024, the Company reclassified $1,741,612 from machinery and equipment to buildings. The reclassification has no effect on the reported total assets, total liabilities, revenues, net income or total cash flows.

Depreciation expense

Depreciation expense was $614,558, $685,674 and $657,107 for the years ended September 30, 2025, 2024 and 2023, respectively.

Disposal

During fiscal year ended September 30, 2025, the Company sold fixed assets with a net carrying value of $15,177, and recorded gain on sale of fixed assets of $1,264. During fiscal year ended September 30, 2024, no fixed asset was sold.

Pledge

As of September 30, 2025 and 2024, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 12.